Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Innovations Trust
Entity Central Index Key	0001760567
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000209942
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class I
Trading Symbol	MOGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000
3/17	10,566	10,854	10,766
3/18	10,263	12,372	11,894
3/19	10,703	13,548	12,152
3/20	7,609	12,602	9,885
3/21	12,592	19,704	15,559
3/22	11,626	22,787	16,264
3/23	8,988	21,026	15,447
3/24	9,480	27,308	17,124
3/25	9,556	29,561	17,280

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class I	0.15%	0.80%	4.66%	(0.29)%
S&P 500 Index	(1.97)%	8.25%	18.59%	13.90%
MSCI AC World Communication Services Index	2.29%	15.49%	13.53%	7.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 3,958,735
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ (65,626)
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,958,735 Number of Portfolio Holdings27 Portfolio Turnover Rate5% Management Fees$(65,626)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	15.2%
Liberty Media Corp.-Liberty Formula One	9.3%
Liberty Broadband Corp.	8.7%
Liberty Media Corp.-Liberty Live	7.2%
Warner Bros Discovery Inc.	6.4%
Sunrise Communications AG	4.9%
Live Nation Entertainment Inc.	4.8%
Madison Square Garden Sports Corp.	4.4%
Comcast Corp.	4.3%
Sirius XM Holdings Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	93.8%
U.S. Government Obligations	3.2%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	41.9%
Entertainment	17.3%
Telecommunications	13.1%
Television and Broadband Services	10.1%
Broadcasting	4.3%
Diversified Consumer Services	4.2%
Wireless Telecommunication Services	3.4%
U.S. Government Obligations	3.2%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000236314
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class A
Trading Symbol	MLGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Media Mogul Fund - Class A	The Gabelli Media Mogul Fund - Class A (includes sales charge)	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000	10,000
3/17	10,566	9,958	10,854	10,766
3/18	10,263	9,116	9,486	11,894
3/19	10,703	8,961	9,571	12,152
3/20	7,609	6,004	10,158	9,885
3/21	12,592	9,364	13,908	15,559
3/22	11,626	8,148	17,149	16,264
3/23	8,967	5,923	14,366	15,447
3/24	9,434	5,873	14,281	17,124
3/25	9,487	5,567	21,393	17,280

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class A	0.03%	0.57%	4.51%	(0.38)%
The Gabelli Media Mogul Fund - Class A (includes sales charge)	(5.73)%	(5.21)%	3.28%	(1.09)%
S&P 500 Index	(1.97)%	8.25%	18.59%	13.90%
MSCI AC World Communication Services Index	2.29%	15.49%	13.53%	7.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 3,958,735
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ (65,626)
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,958,735 Number of Portfolio Holdings27 Portfolio Turnover Rate5% Management Fees$(65,626)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	15.2%
Liberty Media Corp.-Liberty Formula One	9.3%
Liberty Broadband Corp.	8.7%
Liberty Media Corp.-Liberty Live	7.2%
Warner Bros Discovery Inc.	6.4%
Sunrise Communications AG	4.9%
Live Nation Entertainment Inc.	4.8%
Madison Square Garden Sports Corp.	4.4%
Comcast Corp.	4.3%
Sirius XM Holdings Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	93.8%
U.S. Government Obligations	3.2%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	41.9%
Entertainment	17.3%
Telecommunications	13.1%
Television and Broadband Services	10.1%
Broadcasting	4.3%
Diversified Consumer Services	4.2%
Wireless Telecommunication Services	3.4%
U.S. Government Obligations	3.2%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.8%

Material Fund Change [Text Block]

Material Fund Changes

The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000209943
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class I
Trading Symbol	PETZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$42	0.90%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
6/18	10,000	10,000	10,000	10,000
3/19	9,505	10,420	9,195	11,324
3/20	9,035	11,060	7,870	9,681
3/21	15,978	15,143	12,426	15,300
3/22	15,306	18,671	11,413	14,046
3/23	12,199	15,641	10,225	12,582
3/24	13,936	15,549	10,357	12,751
3/25	14,861	23,292	10,432	12,841

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	(12.10)%	6.64%	10.46%	6.02%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.88%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	3.98%
S&P 500 Consumer Staples	1.80%	12.43%	12.70%	11.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 3,414,352
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ (67,204)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,414,352 Number of Portfolio Holdings30 Portfolio Turnover Rate15% Management Fees$(67,204)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Zoetis Inc.	9.6%
Chewy Inc.	9.5%
Freshpet Inc.	6.4%
IDEXX Laboratories Inc.	6.2%
CVS Group plc	5.7%
Amazon.com Inc.	5.6%
Trupanion Inc.	4.9%
Elanco Animal Health Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.0%
QVC Group Inc.	3.4%

Portfolio Weighting (% of net assets)

Common Stocks	92.2%
U.S. Government Obligations	7.0%
Preferred Stocks	3.4%
Other Assets and Liabilities (Net)	(2.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	20.4%
Pet Products	15.0%
Pharmaceuticals	14.5%
Pet Food and Nutrition	11.6%
Pet Services	10.4%
U.S. Government Obligations	7.0%
Diagnostics	6.2%
Retail	6.1%
Other Industry sectors	11.4%
Other Assets and Liabilities (Net)	(2.6)%

Material Fund Change [Text Block]

Material Fund Changes

The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000236315
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class A
Trading Symbol	PETGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$54	1.15%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
6/18	10,000	10,000	10,000	10,000	10,000
3/19	9,505	8,959	10,420	9,195	11,324
3/20	9,035	8,027	11,060	7,870	9,681
3/21	15,978	13,379	15,143	12,426	15,300
3/22	15,306	12,079	18,671	11,413	14,046
3/23	12,154	9,040	15,641	10,225	12,582
3/24	13,867	9,720	15,549	10,357	12,751
3/25	14,746	9,742	23,292	10,432	12,841

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	(12.15)%	6.34%	10.29%	5.90%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	(17.20)%	0.23%	8.99%	4.98%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.88%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	3.98%
S&P 500 Consumer Staples	1.80%	12.43%	12.70%	11.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 3,414,352
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ (67,204)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,414,352 Number of Portfolio Holdings30 Portfolio Turnover Rate15% Management Fees$(67,204)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Zoetis Inc.	9.6%
Chewy Inc.	9.5%
Freshpet Inc.	6.4%
IDEXX Laboratories Inc.	6.2%
CVS Group plc	5.7%
Amazon.com Inc.	5.6%
Trupanion Inc.	4.9%
Elanco Animal Health Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.0%
QVC Group Inc.	3.4%

Portfolio Weighting (% of net assets)

Common Stocks	92.2%
U.S. Government Obligations	7.0%
Preferred Stocks	3.4%
Other Assets and Liabilities (Net)	(2.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	20.4%
Pet Products	15.0%
Pharmaceuticals	14.5%
Pet Food and Nutrition	11.6%
Pet Services	10.4%
U.S. Government Obligations	7.0%
Diagnostics	6.2%
Retail	6.1%
Other Industry sectors	11.4%
Other Assets and Liabilities (Net)	(2.6)%

Material Fund Change [Text Block]

Material Fund Changes

The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends